Derivative Liability (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Mar. 31, 2015
Derivative liability [Abstract]
Shedule of derivative liabilities
	June 30, 2014 $	December 31, 2013 $	December 31, 2012 $

Opening balance	4,402,306	121,000	106,146

Issuance of units	-	3,681,372	333,356
Dividend warrant liability acquired on reverse acquisition	-	2,041,680	-
Warrants issued for services	-	124,020	-
Change in fair value of unexercised warrants	166,388	(1,324,051)	(318,502)
Change in fair value due to tender offer	(111,179)	-	-
Reclassification to equity upon exercise of warrants	(1,128,148)	(241,715)	-

Closing balance	3,329,367	4,402,306	121,000

	March 31, 2015 $	June 30, 2014 $

Opening balance	3,329,367	4,402,306

Change in fair value of warrants	276,963	166,388
Change in fair value due to change in warrant terms	(23,658)	(111,179)
Reclassification to equity upon amendment of warrants	(975,278)	-
Reclassification to equity upon exchange of warrants	(728,835)	-
Reclassification to equity upon exercise of warrants	(391,422)	(1,128,148)

Closing balance	1,487,137	3,329,367